UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2031

MFS SERIES TRUST V

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: September 30

Date of reporting period: June 30, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

June 30, 2015

MFS® INTERNATIONAL NEW DISCOVERY FUND

PORTFOLIO OF INVESTMENTS

6/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 95.5%
Aerospace - 0.9%
Cobham PLC	2,610,209	$10,786,399
Meggitt PLC	2,361,020	17,302,286
MTU Aero Engines AG	155,880	14,662,056
Saab AB, “B”	199,440	4,876,625

		$47,627,366
Airlines - 1.5%
Controladora Vuela Compania de Aviacion S.A.B. de C.V., ADR (a)	1,050,450	$12,542,373
Copa Holdings S.A., “A” (l)	194,872	16,094,478
Koninklijke Vopak N.V.	114,209	5,763,407
Stagecoach Group PLC	6,988,526	44,340,153

		$78,740,411
Alcoholic Beverages - 0.4%
Carlsberg Group	147,199	$13,362,930
Davide Campari-Milano S.p.A.	1,242,119	9,451,099

		$22,814,029
Apparel Manufacturers - 1.8%
Burberry Group PLC	506,753	$12,508,862
Christian Dior S.A.	206,742	40,358,154
Gerry Weber International AG (I)	290,814	6,669,082
Global Brands Group Holding Ltd. (a)	4,225,138	888,464
Li & Fung Ltd.	4,225,138	3,352,181
Samsonite International S.A.	2,866,200	9,909,523
Stella International Holdings Ltd.	7,507,591	17,917,763

		$91,604,029
Automotive - 2.4%
D’Ieteren S.A.	285,029	$10,200,243
ElringKlinger AG	270,538	7,273,308
Ford Otomotiv Sanayi S.A.	290,456	3,885,246
GKN PLC	2,397,446	12,600,571
Guangzhou Automobile Group Co. Ltd., “H”	25,307,750	23,441,717
Koito Manufacturing Co. Ltd.	715,000	27,896,597
NGK Spark Plug Co. Ltd	487,700	13,528,958
Tofas Turk Otomobil Fabriikasi A.S.	595,860	4,068,594
USS Co. Ltd.	1,161,900	20,981,321

		$123,876,555
Biotechnology - 0.2%
Abcam PLC	550,379	$4,479,576
Lonza Group AG	57,685	7,706,141

		$12,185,717
Broadcasting - 0.9%
Havas S.A.	2,199,204	$18,339,333
Nippon Television Holdings, Inc.	610,800	10,805,099
ProSiebenSat.1 Media AG	160,644	7,933,862
Proto Corp.	568,700	9,172,805

		$46,251,099

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Brokerage & Asset Managers - 4.5%
Aberdeen Asset Management PLC	3,963,458	$25,159,436
Bolsa Mexicana de Valores S.A. de C.V.	5,783,093	10,000,602
Computershare Ltd.	1,584,166	14,312,702
Daiwa Securities Group, Inc.	2,388,000	17,896,585
Hargreaves Lansdown PLC	1,114,687	20,194,241
ICAP PLC	1,982,375	16,492,901
IG Group Holdings PLC	1,886,974	22,133,037
Osaka Securities Exchange Co. Ltd.	148,400	4,819,953
Rathbone Brothers PLC	875,165	29,523,461
Schroders PLC	1,156,966	57,735,958
Yuanta Financial Holding Co. Ltd.	28,349,644	15,344,247

		$233,613,123
Business Services - 13.2%
Amadeus Fire AG	183,730	$16,386,511
Amadeus IT Holding S.A.	1,729,808	68,952,674
Ashtead Group PLC	521,672	9,008,252
Babcock International Group PLC	791,525	13,431,783
Brenntag AG	506,043	29,014,853
Brunel International N.V.	295,818	5,868,661
Bunzl PLC	6,163,489	168,314,558
Capgemini	157,646	13,949,408
Capita PLC	518,117	10,078,451
Cerved Information Solutions S.p.A.	1,801,537	13,858,260
Cognizant Technology Solutions Corp., “A” (a)	472,135	28,842,727
Compass Group PLC	2,423,482	40,097,145
CTS Eventim AG	270,894	9,877,112
DKSH Holding Ltd.	50,944	3,683,421
Edenred	303,993	7,511,865
Electrocomponents PLC	1,448,122	4,819,216
Elior Participations SCA	734,882	14,718,422
Exova Group PLC	3,324,060	9,074,839
Intertek Group PLC	806,669	31,053,227
LPS Brasil - Consultoria de Imoveis S.A.	1,362,800	2,279,296
LSL Property Services PLC	1,963,357	12,031,206
MITIE Group PLC	2,284,803	11,308,489
Nomura Research Institute Ltd.	741,800	29,033,149
Premier Farnell PLC	2,240,743	6,087,407
Rightmove PLC	983,204	50,625,038
Sodexo	371,989	35,325,162
Travis Perkins PLC	386,837	12,824,952
Wolseley PLC	75,502	4,820,039
Zoopla Property Group PLC (I)	5,707,524	24,930,892

		$687,807,015
Cable TV - 1.6%
Astro Malaysia Holdings Berhad	22,838,759	$18,643,885
Eutelsat Communications	534,604	17,254,294
Liberty Global PLC, “A” (a)	168,541	9,113,012
Liberty Global PLC, “C” (a)	415,814	21,052,663
SES	520,234	17,477,784

		$83,541,638

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Chemicals - 0.7%
Orica Ltd.	1,385,777	$22,752,495
Victrex PLC	478,278	14,503,840

		$37,256,335
Computer Software - 2.2%
AVEVA Group PLC	202,796	$5,761,069
Dassault Systemes S.A.	106,732	7,760,539
OBIC Business Consultants Co. Ltd.	341,400	12,859,860
OBIC Co. Ltd.	1,853,600	82,695,232
Totvs S.A.	625,528	7,846,513

		$116,923,213
Computer Software - Systems - 1.9%
Brother Industries Ltd.	1,293,000	$18,319,745
EPAM Systems, Inc. (a)	414,904	29,553,612
Konica Minolta, Inc.	1,102,000	12,867,247
Linx S.A.	494,000	7,712,444
NEC Corp.	2,974,000	9,015,435
Temenos Group AG	247,278	8,185,736
Venture Corp. Ltd.	2,177,000	12,478,331

		$98,132,550
Conglomerates - 1.2%
DCC PLC	470,603	$36,971,748
First Pacific Co. Ltd.	20,751,150	17,507,791
Smiths Group PLC	335,505	5,951,661

		$60,431,200
Construction - 2.8%
Bellway PLC	1,878,535	$70,013,092
DuluxGroup Ltd.	2,762,757	12,192,781
Geberit AG	78,938	26,316,888
Semen Indonesia Persero Tbk PT	4,281,720	3,853,789
Techtronic Industries Co. Ltd.	9,657,500	31,645,348

		$144,021,898
Consumer Products - 3.1%
Beiersdorf AG	267,000	$22,366,544
Dabur India Ltd.	6,086,057	26,769,858
Kobayashi Pharmaceutical Co. Ltd.	401,300	27,281,252
LG Household & Healthcare Ltd.	42,878	29,752,631
Milbon Co. Ltd.	241,596	7,688,985
PZ Cussons	404,893	2,301,729
Shiseido Co. Ltd.	222,500	5,050,496
Societe BIC S.A.	49,516	7,894,016
Uni-Charm Corp.	1,325,500	31,511,560

		$160,617,071
Consumer Services - 1.8%
Asante, Inc.	86,600	$1,076,972
Dignity PLC	1,558,827	52,488,646
Estacio Participacoes S.A.	1,490,874	8,631,351
GAEC Anima Educacao S.A.	1,025,922	7,176,933
Kakaku.com, Inc.	289,200	4,187,297
Kroton Educacional S.A.	1,991,916	7,617,600

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Consumer Services - continued
Localiza Rent a Car S.A.	701,513	$6,924,652
Park24 Co Ltd.	321,000	5,500,159
Rakuten	119,300	1,927,652

		$95,531,262
Containers - 0.9%
Fuji Seal International, Inc.	573,800	$16,925,424
Mayr-Melnhof Karton AG	127,604	14,417,982
Viscofan S.A.	262,132	15,853,904

		$47,197,310
Electrical Equipment - 2.0%
Bajaj Electricals Ltd.	4,564,649	$19,565,341
IMI PLC	595,477	10,525,986
Kaba Holding AG	4,278	2,546,347
Keyence Corp.	15,500	8,366,466
Legrand S.A.	238,002	13,362,347
OMRON Corp.	103,621	4,504,341
Pfeiffer Vacuum Technology AG	69,906	6,228,541
Sensata Technologies Holding B.V. (a)	158,266	8,346,949
Spectris PLC	954,531	31,645,924

		$105,092,242
Electronics - 3.0%
Advantech Co. Ltd.	881,893	$6,059,451
ASM International N.V.	429,032	19,828,188
Chroma Ate, Inc.	9,408,000	20,795,203
Halma PLC	1,384,817	16,580,310
Hirose Electric Co. Ltd.	83,693	11,987,893
Infineon Technologies AG	1,431,553	17,763,111
Iriso Electronics Co. Ltd.	82,980	5,885,251
JEOL Ltd.	653,000	2,961,270
Seoul Semiconductor Co. Ltd. (a)	811,390	11,638,567
Siliconware Precision Industries Co.	15,848,000	24,269,329
Stanley Electric Co. Ltd.	845,131	17,622,865

		$155,391,438
Energy - Independent - 0.8%
Cairn Energy PLC (a)	1,719,978	$4,588,871
Gran Tierra Energy, Inc. (a)	5,886,705	17,627,123
MEG Energy Corp. (a)	438,942	7,169,269
TORC Oil & Gas Ltd. (I)	1,238,841	8,629,237
Tourmaline Oil Corp. (a)	163,093	4,899,319

		$42,913,819
Engineering - Construction - 0.7%
JGC Corp.	467,000	$8,822,192
Mills Estruturas e Servicos de Engenharia S.A. (a)	1,662,000	3,608,279
Promotora y Operadora de Infraestructura S.A.B. de C.V. (a)	954,760	10,228,248
Stantec, Inc. (I)	283,605	8,287,896
Toshiba Plant Kensetsu Co. Ltd.	291,000	3,545,214

		$34,491,829
Food & Beverages - 3.0%
Britvic PLC	833,189	$9,393,138
Calbee, Inc.	84,800	3,575,340

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Beverages - continued
Chr. Hansen Holding A.S.	324,469	$15,830,949
Coca-Cola East Japan Co. Ltd.	202,800	3,753,254
Coca-Cola HBC AG	320,235	6,883,355
Coca-Cola West Co. Ltd.	372,400	6,724,713
Grupo Lala S.A.B. de C.V.	3,858,600	8,049,849
Kerry Group PLC	292,910	21,712,357
M. Dias Branco S.A. Industria e Comercio de Alimentos	344,100	9,075,359
P/f Bakkafrost	811,217	21,676,047
Shenguan Holdings Group Ltd.	13,965,505	3,585,264
Super Group Ltd.	31,056,900	25,595,396
Tate & Lyle PLC	488,682	3,988,937
Want Want China Holdings Ltd.	15,411,146	16,302,726

		$156,146,684
Food & Drug Stores - 3.5%
Alimentation Couche-Tard, Inc.	606,508	$25,945,334
Booker Group PLC	16,504,465	43,670,566
Clicks Group Ltd.	2,988,664	22,109,137
Cosmos Pharmaceutical Corp.	108,000	14,648,854
Dairy Farm International Holdings Ltd.	2,009,409	17,401,482
E-Mart Co. Ltd.	40,821	8,453,674
FamilyMart Co. Ltd.	130,000	5,980,308
Lawson, Inc.	303,700	20,795,081
Sundrug Co. Ltd.	280,100	16,684,471
Welcia Holdings Co. Ltd.	65,800	3,005,450
Wumart Stores, Inc.	5,319,514	3,774,384

		$182,468,741
Forest & Paper Products - 0.2%
Fibria Celulose S.A.	761,539	$10,390,301

Furniture & Appliances - 0.1%
SEB S.A.	39,266	$3,659,648

Gaming & Lodging - 1.2%
Betfair Group PLC	366,903	$13,870,502
Ladbrokes PLC	1,528,474	3,117,296
Minor International PLC	10,626,284	9,438,455
Paddy Power PLC	145,151	12,461,881
Shangri-La Asia Ltd.	9,386,495	13,102,138
William Hill PLC	1,783,087	11,293,554

		$63,283,826
General Merchandise - 2.5%
B&M European Value Retail S.A.	4,578,116	$24,666,047
Dollarama, Inc.	866,792	52,534,951
Europris ASA (a)	1,760,440	8,779,242
Poundland Group PLC	1,324,210	6,726,790
Seria Co. Ltd.	366,700	13,812,861
Woolworths Holdings Ltd.	2,783,123	22,555,970

		$129,075,861
Health Maintenance Organizations - 0.4%
Odontoprev S.A.	2,273,555	$7,882,964
Qualicorp S.A.	1,710,465	10,843,416

		$18,726,380

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Insurance - 3.6%
Admiral Group PLC	354,924	$7,734,943
Amlin PLC	2,552,151	19,103,960
Austbrokers Holdings Ltd. (h)	3,393,873	23,566,884
Brasil Insurance Paticipaco e Administracao S.A.	1,489,006	603,438
Hiscox Ltd.	3,529,166	46,524,245
Jardine Lloyd Thompson Group PLC	1,478,438	24,252,075
Samsung Fire & Marine Insurance Co. Ltd.	105,530	27,814,622
Sony Financial Holdings, Inc.	876,900	15,376,291
Storebrand A.S.A. (a)	1,722,818	7,106,216
XL Group PLC	473,365	17,609,178

		$189,691,852
Internet - 0.4%
51job, Inc., ADR (a)	600,240	$19,951,978

Leisure & Toys - 0.1%
Shimano, Inc.	46,700	$6,372,431

Machinery & Tools - 1.9%
Aalberts Industries N.V.	242,140	$7,191,462
Burckhardt Compression Holding AG	33,597	12,729,811
Faiveley S.A. (a)	35,347	2,663,886
GEA Group AG	743,872	33,180,521
GLORY Ltd.	95,200	2,819,790
Neopost S.A. (a)	167,887	7,223,781
Rotork PLC	2,132,100	7,792,244
Spirax-Sarco Engineering PLC	278,609	14,853,346
T.K. Corp. (a)	876,165	8,011,908

		$96,466,749
Medical & Health Technology & Services - 0.6%
Hogy Medical Co. Ltd.	51,200	$2,627,250
Miraca Holdings, Inc.	373,600	18,682,290
Sonic Healthcare Ltd.	665,847	10,978,501

		$32,288,041
Medical Equipment - 3.2%
Ansell Ltd.	1,323,372	$24,597,037
Fisher & Paykel Healthcare Corp. Ltd.	6,000,118	27,851,959
Nakanishi, Inc.	466,000	18,429,056
Nihon Kohden Corp.	521,600	12,913,739
ResMed, Inc.	2,108,640	11,827,717
Smith & Nephew PLC	846,063	14,277,503
Sonova Holding AG	224,598	30,364,391
Sysmex Corp.	30,700	1,831,188
Terumo Corp.	366,600	8,797,681
Top Glove Corp.	4,778,077	8,421,472
William Demant Holdings A/S (a)	60,376	4,605,859

		$163,917,602
Metals & Mining - 0.5%
Iluka Resources Ltd.	1,887,959	$11,187,108
MOIL Ltd.	4,200,697	16,283,638

		$27,470,746

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Natural Gas - Distribution - 0.7%
China Resources Gas Group Ltd.	11,654,000	$34,579,149

Network & Telecom - 0.3%
VTech Holdings Ltd.	1,051,665	$13,960,605

Oil Services - 0.6%
Aker Solutions ASA	1,472,219	$8,261,979
John Wood Group PLC	955,796	9,679,065
Technip	227,633	14,089,679

		$32,030,723
Other Banks & Diversified Financials - 5.8%
Aeon Financial Service Co. Ltd.	730,200	$20,285,819
AEON Thana Sinsap Public Co. Ltd.	2,918,500	8,144,028
Bancolombia S.A., ADR	161,462	6,942,866
BDO Unibank, Inc.	9,185,230	22,082,034
Chiba Bank Ltd.	2,538,451	19,351,839
Credicorp Ltd.	182,836	25,399,577
E.Sun Financial Holding Co. Ltd.	43,715,586	29,186,701
Federal Bank Ltd.	14,223,575	33,012,632
Julius Baer Group Ltd.	175,283	9,833,246
Jyske Bank (a)	702,394	35,288,164
Public Bank Berhad	3,678,877	18,253,002
Security Bank Corp.	4,468,360	16,004,439
Shizuoka Bank Ltd.	1,025,000	10,711,893
Shriram Transport Finance Co. Ltd.	809,030	10,842,755
Sydbank A/S	892,486	34,115,560

		$299,454,555
Pharmaceuticals - 1.6%
Genomma Lab Internacional S.A., “B” (a)	8,368,099	$8,332,162
Hisamitsu Pharmaceutical Co., Inc.	72,600	2,820,713
KYORIN Holdings Ltd.	377,000	7,691,866
Santen Pharmaceutical Co. Ltd.	1,885,700	26,701,950
Tsumura & Co.	72,000	1,549,602
Virbac SA	157,760	33,768,717

		$80,865,010
Pollution Control - 0.3%
Daiseki Co. Ltd.	741,100	$14,345,434

Precious Metals & Minerals - 0.2%
Agnico-Eagle Mines Ltd.	435,243	$12,356,859

Railroad & Shipping - 0.2%
Pacific Basin Shipping Ltd.	16,090,752	$5,417,866
Precious Shipping Public Co. Ltd.	14,024,727	3,737,104

		$9,154,970
Real Estate - 2.1%
Ascendas India Trust, REIT	33,778,000	$22,445,937
Brasil Brokers Participacoes S.A.	1,899,509	1,313,546
Concentradora Fibra Danhos S.A. de C.V., REIT	3,978,794	9,371,398
Concentradora Fibra Hotelera Mexicana S.A. de C.V., REIT	8,583,452	9,343,907
Deutsche Wohnen AG	790,386	18,112,281

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Real Estate - continued
Foxtons Group PLC	2,427,902	$9,037,358
Iguatemi Empresa de Shopping Centers S.A.	1,100,466	8,703,631
LEG Immobilien AG	179,700	12,485,098
Midland Holdings Ltd. (a)	18,109,000	8,199,985
Prologis Peroperty Mexico S.A. de C.V., REIT	5,323,066	8,937,535
TAG Immobilien AG	237,520	2,780,391

		$110,731,067
Restaurants - 2.0%
Ajisen (China) Holdings Ltd.	13,082,037	$7,003,819
Cafe De Coral Holdings Ltd.	1,244,000	4,493,553
Domino’s Pizza UK & IRL PLC	4,050,579	49,451,949
Whitbread PLC	576,043	44,766,619

		$105,715,940
Specialty Chemicals - 5.4%
Air Water, Inc.	376,000	$6,884,961
Croda International PLC	1,404,956	60,751,420
Elementis PLC	3,641,079	14,680,202
Filtrona PLC	890,916	13,900,528
Fuchs Petrolub SE	604,462	25,530,112
IMCD Group NV	218,300	7,909,582
Japan Pure Chemical Co. Ltd.	41,700	859,316
Kansai Paint Co. Ltd.	1,037,000	16,073,775
Marine Harvest A.S.A.	1,252,087	14,356,653
PTT Global Chemical PLC	14,006,100	28,716,745
Sika AG	8,112	28,614,767
SK KAKEN Co. Ltd.	58,000	5,824,407
Symrise AG	885,210	54,939,407
Tikkurila Oyj	145,978	2,901,718

		$281,943,593
Specialty Stores - 2.6%
ABC-Mart, Inc.	362,200	$22,166,752
Cj O Shopping Co. Ltd.	66,126	12,200,216
Esprit Holdings Ltd.	6,542,399	6,127,525
Hermes International	1,265	471,881
MonotaRO Co. Ltd.	179,000	7,868,775
NEXT PLC	588,252	68,859,675
Nitori Co. Ltd.	174,900	14,262,385
Shimamura Co. Ltd.	52,800	5,548,131

		$137,505,340
Telecommunications - Wireless - 0.2%
Infrastrutture Wireless Italiane S.p.A. (a)	2,118,070	$9,563,388

Telephone Services - 1.1%
Bezeq - The Israel Telecommunication Corp. Ltd.	6,073,425	$10,347,811
Cellnex Telecom S.A.U. (a)	1,161,854	19,656,070
PT XL Axiata Tbk (a)	25,415,887	7,024,755
TDC A.S.	2,666,167	19,550,324

		$56,578,960
Tobacco - 0.3%
Swedish Match AB	581,683	$16,545,637

8

Portfolio of Investments (unaudited) – continued

Issuer			Shares/Par	Value ($)

Common Stocks - continued
Trucking - 1.5%
DSV A.S.			1,132,621	$36,693,948
Kintetsu World Express, Inc.			185,300	8,327,409
Qube Holdings Ltd.			2,122,320	3,848,068
Yamato Holdings Co. Ltd.			1,480,100	28,656,265

				$77,525,690
Utilities - Electric Power - 0.9%
Alupar Investimento S.A., IEU			1,151,100	$6,157,021
CESC Ltd.			1,568,740	13,764,659
Glow Energy PLC			9,716,200	24,523,872

				$44,445,552
Total Common Stocks				$4,963,274,461

Preferred Stocks - 0.6%
Consumer Products - 0.6%
Henkel AG & Co. KGaA			264,562	$29,671,662
	Strike Price	First Exercise
Warrants - 0.0%
Railroad & Shipping - 0.0%
Precious Shipping Public Co. Ltd. (1 share for 1 warrant)	THB 18	6/30/17	467,490	$4,014

Gaming & Lodging - 0.0%
Minor International PLC (1 share for 1 warrant) (a)	THB 40	10/16/17	975,262	$116,654
Total Warrants				$120,668

Collateral for Securities Loaned - 0.6%
JPMorgan Prime Money Market Fund, 0.11%, at Net Asset Value (j)			$30,636,622	$30,636,622

Money Market Funds - 3.8%
MFS Institutional Money Market Portfolio, 0.10%, at Net Asset Value (v)			198,461,554	$198,461,554
Total Investments				$5,222,164,967

Other Assets, Less Liabilities - (0.5)%				(24,696,897)
Net Assets - 100.0%				$5,197,468,070

(a)	Non-income producing security.
(h)	Affiliated issuers are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
IEU	International Equity Unit
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

THB	Thailand Baht

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

9

Supplemental Information

6/30/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$1,462,370,563	$—	$—	$1,462,370,563
Japan	831,498,618	—	—	831,498,618
Germany	314,874,453	—	—	314,874,453
France	255,828,918	—	—	255,828,918
Denmark	159,447,735	—	—	159,447,735
Hong Kong	149,924,224	—	—	149,924,224
Canada	137,449,989	—	—	137,449,989
Switzerland	129,980,748	—	—	129,980,748
United States	126,345,857	—	—	126,345,857
Other Countries	1,350,781,468	74,560,204	4,014	1,425,345,686
Mutual Funds	229,098,176	—	—	229,098,176
Total Investments	$5,147,600,749	$74,560,204	$4,014	$5,222,164,967

10

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $1,734,700,351 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the level as of the end of the period.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Investments in Securities
Balance as of 10/01/14	$—
Shares received as part of a corporate action	4,014
Balance as of 6/30/15	$4,014

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$4,213,896,567
Gross unrealized appreciation	1,344,136,984
Gross unrealized depreciation	(335,868,584)
Net unrealized appreciation (depreciation)	$1,008,268,400

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	125,995,560	478,467,023	(406,001,029)	198,461,554

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$110,021	$198,461,554

Other Affiliated Issuer	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
Austbrokers Holdings Ltd.	1,685,572	1,708,301	—	3,393,873

Other Affiliated Issuer	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
Austbrokers Holdings Ltd.	$—	$—	$235,299	$23,566,884

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of June 30, 2015, are as follows:

United Kingdom	28.1%
Japan	16.0%
United States	6.4%
Germany	6.1%
France	4.9%
Denmark	3.1%
Hong Kong	2.9%
Canada	2.6%
Switzerland	2.5%
Other Countries	27.4%

11

QUARTERLY REPORT

June 30, 2015

MFS® RESEARCH FUND

PORTFOLIO OF INVESTMENTS

6/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 98.9%
Aerospace - 3.2%
Honeywell International, Inc.	461,868	$47,096,680
Northrop Grumman Corp.	232,761	36,922,877
Rockwell Collins, Inc.	228,247	21,078,610
United Technologies Corp.	442,607	49,098,395

		$154,196,562
Alcoholic Beverages - 0.7%
Constellation Brands, Inc., “A”	285,990	$33,180,560

Apparel Manufacturers - 1.2%
Global Brands Group Holding Ltd. (a)	31,708,000	$6,667,575
Hanesbrands, Inc.	800,462	26,671,394
PVH Corp.	196,568	22,644,634

		$55,983,603
Automotive - 0.9%
Delphi Automotive PLC	271,558	$23,106,870
Harley-Davidson, Inc.	324,028	18,258,978

		$41,365,848
Biotechnology - 2.3%
Alexion Pharmaceuticals, Inc. (a)	266,550	$48,184,244
Biogen, Inc. (a)	150,960	60,978,782

		$109,163,026
Broadcasting - 2.3%
Nielsen Holdings B.V.	524,046	$23,461,539
Time Warner, Inc.	508,163	44,418,528
Twenty-First Century Fox, Inc.	1,316,731	42,853,010

		$110,733,077
Brokerage & Asset Managers - 2.4%
BlackRock, Inc.	136,692	$47,292,698
Franklin Resources, Inc.	622,477	30,520,047
NASDAQ OMX Group, Inc.	730,599	35,660,537

		$113,473,282
Business Services - 3.1%
Accenture PLC, “A”	358,606	$34,705,889
Equifax, Inc.	146,383	14,212,325
Fidelity National Information Services, Inc.	424,792	26,252,146
Fiserv, Inc. (a)	149,261	12,363,289
FleetCor Technologies, Inc. (a)	117,368	18,316,450
Gartner, Inc. (a)	267,511	22,947,094
Global Payments, Inc.	162,803	16,841,970

		$145,639,163
Cable TV - 1.9%
Charter Communications, Inc., “A” (a)	189,874	$32,515,923
Comcast Corp., “Special A”	467,773	28,038,314
Time Warner Cable, Inc.	174,321	31,058,773

		$91,613,010

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Chemicals - 1.7%
E.I. du Pont de Nemours & Co.	401,102	$25,650,473
LyondellBasell Industries N.V., “A”	88,949	9,208,000
Monsanto Co.	203,836	21,726,879
PPG Industries, Inc.	201,761	23,146,022

		$79,731,374
Computer Software - 2.7%
Adobe Systems, Inc. (a)	377,957	$30,618,297
Oracle Corp.	941,882	37,957,845
Qlik Technologies, Inc. (a)	521,325	18,225,522
Salesforce.com, Inc. (a)	585,269	40,752,280

		$127,553,944
Computer Software - Systems - 5.3%
Apple, Inc. (s)	1,298,892	$162,913,529
EMC Corp.	1,520,646	40,129,848
Hewlett-Packard Co.	885,119	26,562,421
NCR Corp. (a)	303,340	9,130,534
Sabre Corp.	657,571	15,650,190

		$254,386,522
Construction - 0.8%
Sherwin-Williams Co.	134,569	$37,009,166

Consumer Products - 2.1%
Colgate-Palmolive Co.	547,808	$35,832,121
Estee Lauder Cos., Inc., “A”	169,968	14,729,427
Newell Rubbermaid, Inc.	770,655	31,681,627
Sensient Technologies Corp.	226,578	15,484,341

		$97,727,516
Consumer Services - 0.5%
Priceline Group, Inc. (a)	21,073	$24,262,820

Containers - 0.7%
Crown Holdings, Inc. (a)	631,915	$33,434,623

Electrical Equipment - 3.0%
Danaher Corp. (s)	1,250,313	$107,014,290
W.W. Grainger, Inc.	145,730	34,487,005

		$141,501,295
Electronics - 1.6%
Avago Technologies Ltd.	259,473	$34,491,746
Mellanox Technologies Ltd. (a)	366,554	17,810,859
NXP Semiconductors N.V. (a)	234,179	22,996,378

		$75,298,983
Energy - Independent - 4.5%
Anadarko Petroleum Corp.	437,130	$34,122,368
Cabot Oil & Gas Corp.	742,174	23,408,168
EOG Resources, Inc.	537,358	47,045,693
EQT Corp.	201,066	16,354,708
Memorial Resource Development Corp. (a)	1,253,801	23,784,605
Noble Energy, Inc.	380,161	16,225,271

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Energy - Independent - continued
Pioneer Natural Resources Co.	134,211	$18,613,724
Valero Energy Corp.	565,314	35,388,656

		$214,943,193
Energy - Integrated - 1.7%
Exxon Mobil Corp. (s)	958,854	$79,776,653

Food & Beverages - 3.0%
Coca-Cola Co.	1,325,187	$51,987,086
General Mills, Inc.	485,798	27,068,665
Mead Johnson Nutrition Co., “A”	262,552	23,687,441
Mondelez International, Inc.	1,031,233	42,424,926

		$145,168,118
Food & Drug Stores - 1.4%
CVS Health Corp.	413,949	$43,414,971
Walgreens Boots Alliance, Inc.	283,772	23,961,708

		$67,376,679
Gaming & Lodging - 0.2%
Wynn Resorts Ltd.	81,529	$8,044,466

General Merchandise - 1.8%
Dollar Tree, Inc. (a)	366,184	$28,924,874
Kohl’s Corp.	411,368	25,755,750
Target Corp.	369,613	30,171,509

		$84,852,133
Health Maintenance Organizations - 1.3%
UnitedHealth Group, Inc.	495,448	$60,444,656

Insurance - 2.0%
American International Group, Inc.	908,815	$56,182,943
MetLife, Inc.	739,058	41,379,857

		$97,562,800
Internet - 4.6%
Alibaba Group Holding Ltd., ADR (a)	221,666	$18,236,462
Facebook, Inc., “A” (a)	617,724	52,979,099
Google, Inc., “A” (a)	146,543	79,139,082
Google, Inc., “C” (a)	76,679	39,912,186
LinkedIn Corp., “A” (a)	129,274	26,711,887

		$216,978,716
Machinery & Tools - 1.2%
Roper Technologies, Inc.	344,238	$59,367,285

Major Banks - 6.5%
Goldman Sachs Group, Inc.	246,004	$51,363,175
JPMorgan Chase & Co.	1,566,758	106,163,522
PNC Financial Services Group, Inc.	477,422	45,665,414
Wells Fargo & Co.	1,894,749	106,560,684

		$309,752,795

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical & Health Technology & Services - 1.2%
Henry Schein, Inc. (a)	123,338	$17,528,797
McKesson Corp.	179,720	40,402,853

		$57,931,650
Medical Equipment - 4.1%
Abbott Laboratories	1,010,512	$49,595,929
Medtronic PLC	713,599	52,877,686
Stryker Corp.	470,037	44,921,436
Thermo Fisher Scientific, Inc.	370,923	48,130,968

		$195,526,019
Natural Gas - Distribution - 0.4%
Sempra Energy	211,820	$20,957,471

Natural Gas - Pipeline - 0.6%
Williams Cos., Inc.	457,815	$26,274,003

Network & Telecom - 1.1%
Cisco Systems, Inc.	1,944,663	$53,400,446

Oil Services - 0.9%
Halliburton Co.	348,085	$14,992,021
Schlumberger Ltd.	336,324	28,987,766

		$43,979,787
Other Banks & Diversified Financials - 5.3%
American Express Co.	777,403	$60,419,761
Discover Financial Services	420,937	24,254,390
Fifth Third Bancorp	1,268,607	26,412,398
PrivateBancorp, Inc.	923,780	36,784,920
Visa, Inc., “A”	1,557,572	104,590,960

		$252,462,429
Pharmaceuticals - 6.6%
Allergan PLC (a)	261,969	$79,497,113
Bristol-Myers Squibb Co.	769,910	51,229,811
Eli Lilly & Co.	822,195	68,645,061
Merck & Co., Inc.	1,143,967	65,126,041
Valeant Pharmaceuticals International, Inc. (a)	214,055	47,552,318

		$312,050,344
Railroad & Shipping - 1.5%
Canadian Pacific Railway Ltd.	116,357	$18,643,882
Union Pacific Corp.	539,574	51,459,172

		$70,103,054
Real Estate - 0.5%
Plum Creek Timber Co. Inc., REIT	607,880	$24,661,692

Restaurants - 1.4%
Aramark	766,182	$23,728,657
YUM! Brands, Inc.	466,359	42,009,619

		$65,738,276

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Specialty Chemicals - 0.9%
Albemarle Corp.	351,435	$19,423,812
W.R. Grace & Co. (a)	240,677	24,139,903

		$43,563,715
Specialty Stores - 4.0%
Amazon.com, Inc. (a)	91,527	$39,730,955
American Eagle Outfitters, Inc.	836,309	14,401,241
AutoZone, Inc. (a)	55,336	36,903,578
Burlington Stores, Inc. (a)	342,642	17,543,270
Gap, Inc.	425,044	16,223,929
Ross Stores, Inc.	474,422	23,061,653
Sally Beauty Holdings, Inc. (a)	522,592	16,503,455
Urban Outfitters, Inc. (a)	730,931	25,582,585

		$189,950,666
Telecommunications - Wireless - 1.0%
American Tower Corp., REIT	373,331	$34,828,049
SBA Communications Corp. (a)	115,903	13,325,368

		$48,153,417
Telephone Services - 1.0%
Verizon Communications, Inc.	1,009,394	$47,047,854

Tobacco - 1.5%
Philip Morris International, Inc.	531,574	$42,616,288
Reynolds American, Inc.	389,932	29,112,323

		$71,728,611
Utilities - Electric Power - 2.3%
American Electric Power Co., Inc.	465,306	$24,647,259
CMS Energy Corp.	983,712	31,321,390
NextEra Energy, Inc.	330,705	32,419,011
NRG Energy, Inc.	902,806	20,656,201

		$109,043,861
Total Common Stocks		$4,703,095,163

Convertible Preferred Stocks - 0.2%
Telephone Services - 0.2%
Frontier Communications Corp., 11.125% (a)	113,343	$11,322,966

Money Market Funds - 1.0%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	47,991,529	$47,991,529
Total Investments		$4,762,409,658

Securities Sold Short - (0.1)%
Telecommunications - Wireless - (0.1)%
Crown Castle International Corp., REIT	(88,179)	$(7,080,774)

Other Assets, Less Liabilities - 0.0%		2,014,821
Net Assets - 100.0%		$4,757,343,705

(a)	Non-income producing security.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.

5

Portfolio of Investments (unaudited) – continued

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

At June 30, 2015, the fund had cash collateral of $17,208 and other liquid securities with an aggregate value of $13,580,562 to cover any commitments for securities sold short.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

Supplemental Information

6/30/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$4,714,418,129	$—	$—	$4,714,418,129
Mutual Funds	47,991,529	—	—	47,991,529
Total Investments	$4,762,409,658	$—	$—	$4,762,409,658
Short Sales	$(7,080,774)	$—	$—	$(7,080,774)

For further information regarding security characteristics, see the Portfolio of Investments.

7

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$3,651,723,236
Gross unrealized appreciation	1,159,788,440
Gross unrealized depreciation	(49,102,018)
Net unrealized appreciation (depreciation)	$1,110,686,422

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	35,567,026	372,108,553	(359,684,050)	47,991,529

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$25,886	$47,991,529

8

QUARTERLY REPORT

June 30, 2015

MFS® TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS

6/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 58.1%
Aerospace - 2.8%
General Dynamics Corp.	92,342	$13,084,777
Honeywell International, Inc.	540,020	55,065,839
Lockheed Martin Corp.	211,272	39,275,465
Northrop Grumman Corp.	226,150	35,874,175
United Technologies Corp.	477,658	52,986,602

		$196,286,858
Airlines - 0.0%
Copa Holdings S.A., “A” (l)	42,448	$3,505,780

Alcoholic Beverages - 0.4%
Diageo PLC	973,966	$28,173,634

Automotive - 1.6%
Delphi Automotive PLC	289,165	$24,605,050
General Motors Co.	181,616	6,053,261
Hyundai Motor Co.	70,590	8,606,607
Johnson Controls, Inc.	586,337	29,041,272
Kia Motors Corp.	348,875	14,168,307
LKQ Corp. (a)	280,742	8,491,042
Magna International, Inc.	374,357	21,010,749

		$111,976,288
Broadcasting - 1.5%
Omnicom Group, Inc.	303,577	$21,095,566
Time Warner, Inc.	386,250	33,762,113
Twenty-First Century Fox, Inc.	297,932	9,696,197
Viacom, Inc., “B”	124,906	8,073,924
Walt Disney Co.	299,850	34,224,879

		$106,852,679
Brokerage & Asset Managers - 0.9%
BlackRock, Inc.	68,247	$23,612,097
Franklin Resources, Inc.	530,155	25,993,500
NASDAQ OMX Group, Inc.	213,818	10,436,457

		$60,042,054
Business Services - 1.1%
Accenture PLC, “A”	565,915	$54,769,254
Equifax, Inc.	34,408	3,340,673
Fidelity National Information Services, Inc.	134,467	8,310,061
Fiserv, Inc. (a)	133,841	11,086,050

		$77,506,038
Cable TV - 1.4%
Comcast Corp., “Special A”	1,124,175	$67,383,050
Time Warner Cable, Inc.	159,088	28,344,709

		$95,727,759
Chemicals - 2.2%
3M Co.	299,621	$46,231,520
Celanese Corp.	135,010	9,704,519
E.I. du Pont de Nemours & Co.	157,288	10,058,568

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Chemicals - continued
LyondellBasell Industries N.V., “A”	361,629	$37,435,834
Monsanto Co.	11,104	1,183,575
PPG Industries, Inc.	432,843	49,655,749

		$154,269,765
Computer Software - 1.0%
Aspen Technology, Inc. (a)	143,466	$6,534,876
CA, Inc.	264,731	7,753,971
Microsoft Corp.	460,461	20,329,353
Oracle Corp.	614,061	24,746,658
Symantec Corp.	421,687	9,804,223

		$69,169,081
Computer Software - Systems - 1.5%
Apple, Inc.	143,103	$17,948,694
EMC Corp.	238,334	6,289,634
Hewlett-Packard Co.	274,739	8,244,917
International Business Machines Corp.	225,317	36,650,063
Sabre Corp.	397,665	9,464,427
Seagate Technology PLC	162,496	7,718,560
Western Digital Corp.	216,540	16,981,067

		$103,297,362
Construction - 0.2%
Stanley Black & Decker, Inc.	124,687	$13,122,060

Consumer Products - 0.4%
Newell Rubbermaid, Inc.	71,762	$2,950,136
Procter & Gamble Co.	234,892	18,377,950
Reckitt Benckiser Group PLC	86,326	7,443,908

		$28,771,994
Containers - 0.1%
Crown Holdings, Inc. (a)	137,750	$7,288,353

Electrical Equipment - 1.6%
Danaher Corp.	743,563	$63,641,557
Pentair PLC	209,899	14,430,556
Siemens AG	108,456	10,924,415
Tyco International PLC	617,587	23,764,748

		$112,761,276
Electronics - 1.4%
Broadcom Corp., “A”	436,956	$22,498,864
Intel Corp.	252,606	7,683,011
Microchip Technology, Inc.	651,385	30,891,934
NVIDIA Corp.	67,180	1,350,990
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	440,329	9,999,872
Texas Instruments, Inc.	491,407	25,312,375

		$97,737,046
Energy - Independent - 1.7%
Anadarko Petroleum Corp.	191,997	$14,987,286
Canadian Natural Resources Ltd.	165,456	4,493,785
EOG Resources, Inc.	177,942	15,578,822

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Energy - Independent - continued
EQT Corp.	102,985	$8,376,800
Marathon Petroleum Corp.	211,260	11,051,011
Noble Energy, Inc.	282,042	12,037,553
Occidental Petroleum Corp.	275,002	21,386,906
Valero Energy Corp.	504,593	31,587,522

		$119,499,685
Energy - Integrated - 1.7%
Chevron Corp.	436,501	$42,109,251
Exxon Mobil Corp.	726,674	60,459,277
Royal Dutch Shell PLC, “A”	577,604	16,213,564

		$118,782,092
Food & Beverages - 2.0%
Archer Daniels Midland Co.	58,745	$2,832,684
Coca-Cola Co.	190,739	7,482,691
Danone S.A.	248,888	16,090,647
General Mills, Inc.	772,865	43,064,038
Ingredion, Inc.	73,508	5,866,673
Kellogg Co.	217,729	13,651,608
McCormick & Co., Inc.	108,576	8,789,227
Mondelez International, Inc.	207,449	8,534,452
Nestle S.A.	473,784	34,205,487

		$140,517,507
Food & Drug Stores - 1.3%
CVS Health Corp.	784,217	$82,248,679
Kroger Co.	120,167	8,713,309

		$90,961,988
Gaming & Lodging - 0.1%
Hilton Worldwide Holdings, Inc. (a)	206,016	$5,675,741

General Merchandise - 1.6%
Kohl’s Corp.	667,386	$41,785,037
Target Corp.	856,966	69,954,135

		$111,739,172
Health Maintenance Organizations - 0.3%
Cigna Corp.	89,903	$14,564,286
Health Net, Inc. (a)	131,571	8,436,333

		$23,000,619
Insurance - 3.8%
ACE Ltd.	346,758	$35,258,353
American International Group, Inc.	102,477	6,335,128
Aon PLC	282,492	28,158,803
Chubb Corp.	103,274	9,825,488
Delta Lloyd N.V.	566,400	9,298,116
MetLife, Inc.	1,298,561	72,706,430
Prudential Financial, Inc.	327,745	28,684,242
Suncorp Group Ltd.	928,649	9,622,583
Travelers Cos., Inc.	362,018	34,992,660
Validus Holdings Ltd.	417,258	18,355,179
Zurich Insurance Group AG	52,110	15,862,352

		$269,099,334

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Internet - 0.1%
Google, Inc., “A” (a)	16,288	$8,796,172

Leisure & Toys - 0.4%
Electronic Arts, Inc. (a)	197,677	$13,145,521
Hasbro, Inc.	213,084	15,936,552

		$29,082,073
Machinery & Tools - 1.1%
Allison Transmission Holdings, Inc.	587,929	$17,202,803
Caterpillar, Inc.	51,461	4,364,922
Cummins, Inc.	44,677	5,861,176
Deere & Co.	45,626	4,428,003
Eaton Corp. PLC	304,757	20,568,050
Illinois Tool Works, Inc.	246,639	22,638,994

		$75,063,948
Major Banks - 7.0%
Bank of America Corp.	1,021,845	$17,391,802
Bank of New York Mellon Corp.	946,806	39,737,448
BOC Hong Kong Holdings Ltd.	1,297,000	5,404,480
Goldman Sachs Group, Inc.	247,374	51,649,217
HSBC Holdings PLC	1,122,845	10,058,104
JPMorgan Chase & Co.	2,588,559	175,400,758
Morgan Stanley	328,958	12,760,281
PNC Financial Services Group, Inc.	199,442	19,076,627
State Street Corp.	372,025	28,645,925
Sumitomo Mitsui Financial Group, Inc.	349,100	15,571,654
Wells Fargo & Co.	2,071,583	116,505,828

		$492,202,124
Medical & Health Technology & Services - 0.5%
Express Scripts Holding Co. (a)	288,834	$25,688,896
McKesson Corp.	37,086	8,337,304

		$34,026,200
Medical Equipment - 2.2%
Abbott Laboratories	804,606	$39,490,062
Medtronic PLC	575,570	42,649,737
St. Jude Medical, Inc.	341,263	24,936,087
Thermo Fisher Scientific, Inc.	301,016	39,059,836
Zimmer Biomet Holdings, Inc.	75,543	8,251,562

		$154,387,284
Metals & Mining - 0.2%
Rio Tinto PLC	267,304	$10,978,837

Natural Gas - Distribution - 0.1%
Engie	560,536	$10,398,561

Natural Gas - Pipeline - 0.3%
Williams Cos., Inc.	236,637	$13,580,597
Williams Partners LP	176,443	8,545,134

		$22,125,731
Network & Telecom - 0.5%
Cisco Systems, Inc.	1,349,371	$37,053,728

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Oil Services - 0.3%
Baker Hughes, Inc.	20,514	$1,265,714
Noble Corp. PLC	350,219	5,389,870
Schlumberger Ltd.	169,051	14,570,506

		$21,226,090
Other Banks & Diversified Financials - 1.7%
American Express Co.	314,032	$24,406,567
BB&T Corp.	288,252	11,619,438
Citigroup, Inc.	226,934	12,535,834
Discover Financial Services	273,647	15,767,540
SunTrust Banks, Inc.	146,122	6,286,168
U.S. Bancorp	595,994	25,866,140
Visa, Inc., “A”	302,045	20,282,322

		$116,764,009
Pharmaceuticals - 5.0%
Allergan PLC (a)	47,246	$14,337,271
Bayer AG	60,108	8,413,282
Bristol-Myers Squibb Co.	725,436	48,270,511
Eli Lilly & Co.	593,757	49,572,772
Indivior PLC (a)	86,326	304,918
Johnson & Johnson	894,601	87,187,813
Merck & Co., Inc.	1,280,589	72,903,932
Novartis AG	46,522	4,585,274
Pfizer, Inc.	1,593,263	53,422,108
Roche Holding AG	13,347	3,740,215
Valeant Pharmaceuticals International, Inc. (a)	33,835	7,516,445

		$350,254,541
Printing & Publishing - 0.1%
McGraw-Hill Cos., Inc.	40,369	$4,055,066
Time, Inc.	14,896	342,757

		$4,397,823
Railroad & Shipping - 0.3%
Canadian National Railway Co.	120,647	$6,967,364
Union Pacific Corp.	143,703	13,704,955

		$20,672,319
Real Estate - 0.5%
Home Properties, Inc., REIT	142,820	$10,433,001
Iron Mountain, Inc., REIT	199,037	6,170,147
Medical Properties Trust, Inc., REIT	783,646	10,273,599
Starwood Property Trust, Inc., REIT	286,594	6,181,833

		$33,058,580
Restaurants - 0.4%
McDonald’s Corp.	164,416	$15,631,029
YUM! Brands, Inc.	153,145	13,795,302

		$29,426,331
Specialty Chemicals - 0.4%
Axalta Coating Systems Ltd. (a)	371,096	$12,275,856
Marine Harvest A.S.A.	1,176,729	13,492,585
Praxair, Inc.	48,284	5,772,352

		$31,540,793

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Specialty Stores - 0.7%
Advance Auto Parts, Inc.	28,009	$4,461,554
American Eagle Outfitters, Inc.	1,612,423	27,765,924
Bed Bath & Beyond, Inc. (a)	47,742	3,293,243
Best Buy Co., Inc.	368,089	12,003,382
Staples, Inc.	278,018	4,256,456

		$51,780,559
Telecommunications - Wireless - 0.1%
Vodafone Group PLC	2,200,098	$7,945,694

Telephone Services - 1.5%
AT&T, Inc.	302,262	$10,736,346
Frontier Communications Corp.	3,084,202	15,266,800
TDC A.S.	1,055,489	7,739,632
Telefonica Brasil S.A., ADR	733,670	10,220,023
Verizon Communications, Inc.	1,353,386	63,081,321

		$107,044,122
Tobacco - 2.5%
Altria Group, Inc.	670,341	$32,786,378
Imperial Tobacco Group PLC	61,979	2,986,783
Japan Tobacco, Inc.	593,000	21,128,214
Philip Morris International, Inc.	1,233,280	98,872,058
Reynolds American, Inc.	239,895	17,910,539

		$173,683,972
Trucking - 0.4%
United Parcel Service, Inc., “B”	283,135	$27,438,613

Utilities - Electric Power - 1.2%
American Electric Power Co., Inc.	359,222	$19,027,989
Duke Energy Corp.	214,952	15,179,910
Edison International	74,146	4,121,035
NRG Energy, Inc.	271,202	6,205,102
PG&E Corp.	190,978	9,377,020
PPL Corp.	705,461	20,789,936
Public Service Enterprise Group, Inc.	185,852	7,300,267
Talen Energy Corp. (a)	1	15

		$82,001,274
Total Common Stocks		$4,077,113,543

Bonds - 39.5%
Agency - Other - 0.1%
Financing Corp., 9.65%, 11/02/18	$2,850,000	$3,626,152

Asset-Backed & Securitized - 2.0%
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.786%, 12/28/40 (z)	$5,769,280	$3,575,199
BlackRock Capital Finance LP, 7.75%, 9/25/26 (z)	415,147	18,965
Cent LP, 2013-17A, “A1”, CLO, FRN, 1.578%, 1/30/25 (z)	5,792,000	5,762,490
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49	7,105,112	7,403,115
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/48	7,000,000	6,985,678
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/48	9,641,397	9,884,659
Credit Suisse Mortgage Capital Certificate, FRN, 5.695%, 9/15/40	11,759,829	12,478,296
Csail Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/57	5,534,308	5,627,113

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Asset-Backed & Securitized - continued
Dryden Senior Loan Fund, 2013-26A, “A”, CLO, FRN, 1.375%, 7/15/25 (z)	$7,443,000	$7,357,502
Ford Credit Auto Owner Trust, 2014-1,“A”, 2.26%, 11/15/25 (n)	3,369,000	3,410,671
Ford Credit Auto Owner Trust, 2014-2,“A”, 2.31%, 4/15/26 (n)	3,092,000	3,126,213
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 10/25/36	2,231,459	2,183,663
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/50	10,734,280	10,717,867
ING Investment Management Ltd., 2013-2A, “A1”, CLO, FRN, 1.427%, 4/25/25 (z)	6,757,000	6,683,950
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 6.136%, 2/15/51	672,985	673,989
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.961%, 6/15/49	13,257,080	14,036,689
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 4.948%, 9/12/37	1,200,000	1,199,186
Merrill Lynch Mortgage Trust, “A3”, FRN, 6.029%, 6/12/50	382,957	384,858
Morgan Stanley Capital I, Inc., FRN, 1.124%, 11/15/30 (i)(n)	11,950,482	239,715
Race Point CLO Ltd., “A1A”, FRN, 0.478%, 8/01/21 (n)	2,306,929	2,305,526
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 12/25/35	5,132,772	4,201,548
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 6.15%, 2/15/51	9,249,163	9,721,435
Wachovia Bank Commercial Mortgage Trust, FRN, 5.903%, 6/15/49	13,568,423	14,346,681
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/48	6,507,931	6,431,196

		$138,756,204
Automotive - 0.2%
Nissan Motor Acceptance Corp., 2.35%, 3/04/19 (n)	$2,097,000	$2,113,759
Toyota Motor Credit Corp., 3.4%, 9/15/21	4,890,000	5,113,429
Volkswagen International Finance N.V., 2.375%, 3/22/17 (n)	4,856,000	4,941,203

		$12,168,391
Biotechnology - 0.1%
Life Technologies Corp., 6%, 3/01/20	$3,000,000	$3,374,583
Life Technologies Corp., 5%, 1/15/21	3,000,000	3,300,456

		$6,675,039
Broadcasting - 0.2%
21st Century Fox America, Inc., 8.5%, 2/23/25	$5,903,000	$7,865,376
Discovery Communications, Inc., 4.875%, 4/01/43	3,740,000	3,392,603
Grupo Televisa S.A.B., 5%, 5/13/45	1,839,000	1,754,406

		$13,012,385
Cable TV - 0.3%
Comcast Corp., 2.85%, 1/15/23	$6,030,000	$5,859,695
DIRECTV Holdings LLC, 4.6%, 2/15/21	3,220,000	3,430,414
Time Warner Entertainment Co. LP, 8.375%, 7/15/33	7,170,000	8,800,601

		$18,090,710
Computer Software - Systems - 0.0%
Apple, Inc., 3.85%, 5/04/43	$2,060,000	$1,874,971

Conglomerates - 0.1%
ABB Finance (USA), Inc., 2.875%, 5/08/22	$1,772,000	$1,743,349
General Electric Co., 2.7%, 10/09/22	5,120,000	5,005,133

		$6,748,482
Consumer Products - 0.1%
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/23 (n)	$6,003,000	$6,133,685

Defense Electronics - 0.1%
BAE Systems Holdings, Inc., 5.2%, 8/15/15 (n)	$3,942,000	$3,959,771

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Emerging Market Quasi-Sovereign - 0.3%
CNOOC Finance (2012) Ltd., 3.875%, 5/02/22 (n)	$5,880,000	$5,965,713
Petroleos Mexicanos, 3.125%, 1/23/19	2,358,000	2,380,401
Petroleos Mexicanos, 8%, 5/03/19	4,145,000	4,856,282
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 9/30/16 (n)	1,910,876	1,973,171
State Grid Overseas Investment (2014) Ltd., 2.75%, 5/07/19 (z)	5,329,000	5,382,818

		$20,558,385
Emerging Market Sovereign - 0.1%
Republic of Peru, 7.35%, 7/21/25	$551,000	$719,055
United Mexican States, 4.75%, 3/08/44	7,817,000	7,426,150

		$8,145,205
Energy - Independent - 0.1%
Anadarko Petroleum Corp., 6.375%, 9/15/17	$3,836,000	$4,209,642
Apache Corp., 3.25%, 4/15/22	2,382,000	2,342,537
Apache Corp., 4.75%, 4/15/43	1,827,000	1,690,748
Hess Corp., 8.125%, 2/15/19	1,740,000	2,059,981

		$10,302,908
Energy - Integrated - 0.7%
BP Capital Markets PLC, 4.5%, 10/01/20	$1,661,000	$1,816,918
BP Capital Markets PLC, 4.742%, 3/11/21	4,892,000	5,398,141
Chevron Corp., 0.443%, 11/15/17	11,906,000	11,888,415
Husky Energy, Inc., 7.25%, 12/15/19	4,453,000	5,200,783
Petro-Canada, 6.05%, 5/15/18	9,475,000	10,522,821
Total Capital International S.A., 1.55%, 6/28/17	7,071,000	7,136,584
Total Capital International S.A., 3.75%, 4/10/24	6,370,000	6,590,504

		$48,554,166
Financial Institutions - 0.3%
General Electric Capital Corp., 2.3%, 1/14/19	$5,500,000	$5,576,208
General Electric Capital Corp., 3.1%, 1/09/23	3,339,000	3,329,798
General Electric Capital Corp., FRN, 0.893%, 1/09/20	9,060,000	9,112,177

		$18,018,183
Food & Beverages - 0.4%
Anheuser-Busch InBev S.A., 8%, 11/15/39	$5,850,000	$8,583,746
Diageo Capital PLC, 2.625%, 4/29/23	6,190,000	5,899,398
J.M. Smucker Co., 3.5%, 3/15/25 (z)	4,232,000	4,146,048
Kraft Foods Group, Inc., 3.5%, 6/06/22	2,361,000	2,366,789
Kraft Foods Group, Inc., 5%, 6/04/42	2,130,000	2,122,592
Wm. Wrigley Jr. Co., 2.4%, 10/21/18 (n)	1,411,000	1,431,045
Wm. Wrigley Jr. Co., 3.375%, 10/21/20 (n)	4,239,000	4,368,184

		$28,917,802
Food & Drug Stores - 0.1%
Walgreens Boots Alliance, Inc., 3.3%, 11/18/21	$5,935,000	$5,893,823
Walgreens Boots Alliance, Inc., 4.5%, 11/18/34	2,991,000	2,812,542

		$8,706,365
Insurance - 0.2%
American International Group, Inc., 4.875%, 6/01/22	$10,460,000	$11,473,752

Insurance - Health - 0.0%
WellPoint, Inc., 3.3%, 1/15/23	$3,410,000	$3,277,337

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Insurance - Property & Casualty - 0.3%
ACE Ltd., 2.7%, 3/13/23	$5,960,000	$5,793,352
Liberty Mutual Group, Inc., 4.25%, 6/15/23 (n)	3,278,000	3,371,112
Marsh & McLennan Cos., Inc., 4.8%, 7/15/21	5,360,000	5,924,842
ZFS Finance USA Trust V, 6.5% to 5/09/17, FRN to 5/09/67 (n)	2,925,000	3,042,000

		$18,131,306
International Market Quasi-Sovereign - 0.4%
KFW International Finance, Inc., 4.875%, 6/17/19	$7,250,000	$8,183,873
Statoil A.S.A., 3.7%, 3/01/24	6,600,000	6,821,509
Temasek Financial I Ltd., 2.375%, 1/23/23 (n)	10,140,000	9,840,850

		$24,846,232
International Market Sovereign - 0.1%
Republic of Iceland, 4.875%, 6/16/16 (n)	$5,610,000	$5,805,671

Internet - 0.1%
Baidu, Inc., 3.5%, 11/28/22	$6,460,000	$6,380,426

Local Authorities - 0.1%
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 1/01/40	$5,815,000	$8,075,349

Machinery & Tools - 0.1%
Atlas Copco AB, 5.6%, 5/22/17 (n)	$5,970,000	$6,410,496

Major Banks - 1.8%
Banco Santander U.S. Debt S.A.U., 3.781%, 10/07/15 (n)	$2,600,000	$2,617,971
Bank of America Corp., 5.49%, 3/15/19	4,135,000	4,528,466
Bank of America Corp., 7.625%, 6/01/19	3,980,000	4,722,974
Bank of America Corp., 4.1%, 7/24/23	7,970,000	8,200,437
Bank of America Corp., 4.125%, 1/22/24	10,657,000	10,922,029
Bank of America Corp., 3.95%, 4/21/25	4,993,000	4,809,208
BNP Paribas, 7.195% to 6/25/37, FRN to 6/29/49 (n)	3,200,000	3,776,000
Commonwealth Bank of Australia, 5%, 10/15/19 (n)	3,930,000	4,378,193
Credit Suisse Group AG, 6.5%, 8/08/23 (n)	6,960,000	7,611,533
Goldman Sachs Group, Inc., 5.625%, 1/15/17	7,504,000	7,946,113
ING Bank N.V., 3.75%, 3/07/17 (n)	4,761,000	4,946,841
ING Bank N.V., 5.8%, 9/25/23 (n)	6,238,000	6,811,297
JPMorgan Chase & Co., 6.3%, 4/23/19	6,750,000	7,732,955
JPMorgan Chase & Co., 3.2%, 1/25/23	7,972,000	7,818,802
Morgan Stanley, 3.875%, 4/29/24	6,520,000	6,589,471
Morgan Stanley, 6.625%, 4/01/18	11,740,000	13,172,937
PNC Funding Corp., 5.625%, 2/01/17	6,510,000	6,918,307
Royal Bank of Scotland PLC, 2.55%, 9/18/15	1,405,000	1,408,928
Wells Fargo & Co., 2.1%, 5/08/17	6,600,000	6,711,943
Wells Fargo & Co., 3%, 2/19/25	4,000,000	3,830,956
Wells Fargo & Co., 5.9% to 6/15/24, FRN to 12/29/49	3,543,000	3,551,858

		$129,007,219
Medical & Health Technology & Services - 0.3%
Becton, Dickinson and Co., 6.375%, 8/01/19	$6,240,000	$7,189,684
Becton, Dickinson and Co., 2.675%, 12/15/19	4,190,000	4,193,168
Express Scripts Holding Co., 2.65%, 2/15/17	7,200,000	7,328,966
Laboratory Corp. of America Holdings, 3.2%, 2/01/22	5,980,000	5,895,646

		$24,607,464

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Medical Equipment - 0.2%
Medtronic, Inc., 4.375%, 3/15/35 (n)	$7,267,000	$7,211,226
Zimmer Holdings, Inc., 3.55%, 4/01/25	9,149,000	8,839,645

		$16,050,871
Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/23	$5,930,000	$5,386,972

Midstream - 0.5%
APT Pipelines Ltd., 4.2%, 3/23/25 (n)	$9,121,000	$8,920,083
Energy Transfer Partners LP, 3.6%, 2/01/23	3,288,000	3,113,736
Energy Transfer Partners LP, 4.9%, 2/01/24	2,630,000	2,674,707
Enterprise Products Operating LP, 6.5%, 1/31/19	5,184,000	5,910,294
Kinder Morgan Energy Partners LP, 4.15%, 2/01/24	5,700,000	5,531,081
Kinder Morgan Energy Partners LP, 7.75%, 3/15/32	2,520,000	2,889,878
Kinder Morgan Energy Partners LP, 5.4%, 9/01/44	1,888,000	1,715,089
Spectra Energy Capital LLC, 8%, 10/01/19	5,327,000	6,311,930

		$37,066,798
Mortgage-Backed - 11.4%
Fannie Mae, 3.99%, 7/01/21	$655,414	$710,610
Fannie Mae, 2.62%, 5/01/23	674,117	680,014
Fannie Mae, 3.5%, 7/01/43	10,908,176	11,267,222
Fannie Mae, 4.78%, 8/01/15	2,078,679	2,080,311
Fannie Mae, 4.856%, 8/01/15	580,857	581,307
Fannie Mae, 5.665%, 2/01/16	1,076,551	1,081,269
Fannie Mae, 5.733%, 7/01/16	1,748,170	1,795,089
Fannie Mae, 5.09%, 12/01/16	1,932,842	2,029,944
Fannie Mae, 5.05%, 1/01/17	2,304,018	2,401,536
Fannie Mae, 6%, 1/01/17 - 7/01/37	18,942,340	21,538,348
Fannie Mae, 5.5%, 11/01/17 - 4/01/40	35,396,142	39,790,942
Fannie Mae, 3.8%, 2/01/18	757,260	801,793
Fannie Mae, 3.91%, 2/01/18	1,126,115	1,189,993
Fannie Mae, 5%, 2/01/18 - 3/01/41	22,428,485	24,736,580
Fannie Mae, 4.5%, 6/01/18 - 4/01/44	41,058,852	44,450,722
Fannie Mae, 3.854%, 7/01/18	1,279,109	1,357,141
Fannie Mae, 2.578%, 9/25/18	4,000,000	4,126,192
Fannie Mae, 4.6%, 9/01/19	742,976	815,549
Fannie Mae, 4.45%, 1/01/21	1,035,274	1,146,275
Fannie Mae, 2.67%, 3/01/22	943,226	957,616
Fannie Mae, 2.73%, 4/01/23	674,108	684,164
Fannie Mae, 2.41%, 5/01/23	1,022,285	1,017,079
Fannie Mae, 2.55%, 5/01/23	963,427	967,424
Fannie Mae, 2.59%, 5/01/23	1,008,073	1,012,677
Fannie Mae, 3%, 3/01/27 - 4/01/30	6,847,798	7,106,550
Fannie Mae, 2.5%, 2/01/28 - 5/01/30	5,749,122	5,845,149
Fannie Mae, 6.5%, 6/01/31 - 7/01/37	7,176,642	8,351,968
Fannie Mae, 4%, 2/01/41 - 2/01/45	114,320,679	121,202,504
Fannie Mae, 3.5%, 11/01/41 - 6/01/43	10,574,836	10,932,845
Fannie Mae, 3.5%, 4/01/43 - 9/01/43	41,212,160	42,556,821
Fannie Mae, TBA, 3%, 7/01/30	27,559,821	28,552,190
Fannie Mae, TBA, 3.5%, 7/01/45	13,141,000	13,542,417
Fannie Mae, TBA, 4.5%, 7/01/45	17,163,000	18,554,813
Fannie Mae, TBA, 4%, 9/01/45	4,297,000	4,530,599
Freddie Mac, 4%, 9/01/44	18,303,785	19,370,280
Freddie Mac, 6%, 4/01/16 - 6/01/37	10,864,018	12,246,471

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Freddie Mac, 3.882%, 11/25/17	$2,574,445	$2,718,529
Freddie Mac, 5%, 12/01/17 - 7/01/39	13,327,469	14,635,540
Freddie Mac, 3.154%, 2/25/18	683,135	714,145
Freddie Mac, 2.412%, 8/25/18	1,963,000	2,019,642
Freddie Mac, 4.5%, 1/01/19 - 10/01/39	8,809,602	9,447,791
Freddie Mac, 5.5%, 1/01/19 - 10/01/35	10,017,945	11,186,457
Freddie Mac, 5.085%, 3/25/19	6,789,000	7,583,225
Freddie Mac, 2.456%, 8/25/19	1,100,000	1,133,184
Freddie Mac, 1.869%, 11/25/19	2,200,000	2,206,431
Freddie Mac, 2.313%, 3/25/20	624,000	634,873
Freddie Mac, 3.808%, 8/25/20	5,900,000	6,362,826
Freddie Mac, 3.034%, 10/25/20	1,781,000	1,864,568
Freddie Mac, 2.791%, 1/25/22	3,221,000	3,298,652
Freddie Mac, 2.682%, 10/25/22	1,960,000	1,977,324
Freddie Mac, 2.51%, 11/25/22	3,050,000	3,039,029
Freddie Mac, 3.111%, 2/25/23	4,920,000	5,086,025
Freddie Mac, 3.32%, 2/25/23	1,059,000	1,109,486
Freddie Mac, 3.25%, 4/25/23	5,681,000	5,915,614
Freddie Mac, 3.458%, 8/25/23	5,373,000	5,650,220
Freddie Mac, 3.171%, 10/25/24	3,005,000	3,067,191
Freddie Mac, 2.67%, 12/25/24	3,612,000	3,546,431
Freddie Mac, 6.5%, 5/01/34 - 7/01/37	4,123,389	4,745,060
Freddie Mac, 4%, 11/01/40 - 11/01/43	24,058,838	25,501,727
Freddie Mac, 3.5%, 2/01/42 - 8/01/43	26,796,772	27,633,147
Freddie Mac, 3%, 4/01/43 - 7/01/43	30,856,404	30,754,086
Freddie Mac, TBA, 4%, 2/01/45	4,275,000	4,520,896
Freddie Mac, TBA, 3%, 8/01/30	19,503,000	20,145,526
Freddie Mac, TBA, 3.5%, 8/01/45	4,275,000	4,386,467
Freddie Mac, TBA, 4%, 9/01/45	4,907,000	5,164,331
Ginnie Mae, 4%, 2/20/42	3,848,101	4,101,550
Ginnie Mae, 3%, 2/15/43 - 6/20/43	11,111,109	11,287,085
Ginnie Mae, 6%, 9/15/32 - 1/15/38	6,044,423	7,043,451
Ginnie Mae, 5.5%, 12/15/32 - 4/20/35	5,678,124	6,542,281
Ginnie Mae, 4.5%, 7/15/33 - 11/20/44	20,086,554	21,887,745
Ginnie Mae, 5%, 7/20/33 - 10/15/34	1,858,451	2,076,816
Ginnie Mae, 4%, 1/20/41 - 1/20/45	19,044,768	20,336,560
Ginnie Mae, 3.5%, 12/15/41 - 7/20/43	26,681,617	27,776,405
Ginnie Mae, 3%, 7/20/43	4,591,865	4,664,957
Ginnie Mae, TBA, 3.5%, 8/01/45	16,955,000	17,551,077

		$799,328,754
Municipals - 0.5%
Forsyth County, NC, 5%, 12/01/25	$7,970,000	$9,859,049
State of Maryland, “C”, 5%, 8/01/24	6,165,000	7,572,346
State of Texas, Transportation Commission Rev., “A”, 5%, 10/01/24	6,165,000	7,499,106
University of California Limited Project Rev., “I”, 5%, 5/15/25	10,000	12,221
University of Texas, Financing System Rev., “B”, 5%, 8/15/25	6,165,000	7,604,466

		$32,547,188
Network & Telecom - 0.5%
AT&T, Inc., 3%, 6/30/22	$6,074,000	$5,864,836
AT&T, Inc., 3.4%, 5/15/25	6,074,000	5,792,822
Verizon Communications, Inc., 6.4%, 9/15/33	7,225,000	8,279,417
Verizon Communications, Inc., 6.55%, 9/15/43	10,620,000	12,422,787

		$32,359,862

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Oils - 0.1%
Marathon Petroleum Corp., 3.625%, 9/15/24	$7,085,000	$6,956,110

Other Banks & Diversified Financials - 0.9%
American Express Co., 5.5%, 9/12/16	$6,317,000	$6,645,850
Banco de Credito del Peru, 5.375%, 9/16/20	4,872,000	5,273,940
Bank of Tokyo-Mitsubishi UFJ Ltd., 4.1%, 9/09/23 (n)	4,960,000	5,217,255
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/22 (n)	4,730,000	5,208,913
Capital One Financial Corp., 6.15%, 9/01/16	8,680,000	9,161,618
Citigroup, Inc., 2.5%, 9/26/18	10,880,000	11,002,531
Discover Bank, 4.2%, 8/08/23	4,000,000	4,048,776
Groupe BPCE S.A., 12.5% to 9/30/19, FRN to 8/29/49 (n)	5,168,000	6,844,396
SunTrust Banks, Inc., 2.35%, 11/01/18	2,541,000	2,557,112
Swedbank AB, 2.125%, 9/29/17 (n)	1,317,000	1,332,231
U.S. Bancorp, 3.7%, 1/30/24	4,692,000	4,857,459

		$62,150,081
Pharmaceuticals - 0.8%
AbbVie, Inc., 1.2%, 11/06/15	$10,860,000	$10,869,915
AbbVie, Inc., 3.6%, 5/14/25	4,236,000	4,186,841
Actavis Funding SCS, 3%, 3/12/20	1,375,000	1,378,119
Actavis Funding SCS, 4.85%, 6/15/44	3,997,000	3,856,282
Bayer U.S. Finance LLC, 3%, 10/08/21 (n)	9,000,000	9,065,484
Forest Laboratories, Inc., 4.875%, 2/15/21 (n)	6,838,000	7,413,869
Gilead Sciences, Inc., 3.7%, 4/01/24	1,862,000	1,902,659
Gilead Sciences, Inc., 3.5%, 2/01/25	4,770,000	4,776,950
Hospira, Inc., 6.05%, 3/30/17	5,813,000	6,254,544
Roche Holdings, Inc., 6%, 3/01/19 (n)	2,741,000	3,119,143
Teva Pharmaceutical Finance IV LLC, 3.65%, 11/10/21	3,299,000	3,362,314

		$56,186,120
Real Estate - Apartment - 0.1%
ERP Operating LP, REIT, 5.375%, 8/01/16	$1,460,000	$1,526,249
ERP Operating LP, REIT, 4.625%, 12/15/21	5,212,000	5,685,651

		$7,211,900
Real Estate - Healthcare - 0.1%
HCP, Inc., REIT, 5.375%, 2/01/21	$4,146,000	$4,574,008

Real Estate - Retail - 0.1%
Simon Property Group, Inc., REIT, 4.375%, 3/01/21	$4,500,000	$4,875,152

Retailers - 0.3%
Gap, Inc., 5.95%, 4/12/21	$3,740,000	$4,223,545
Home Depot, Inc., 3.75%, 2/15/24	3,600,000	3,746,509
Home Depot, Inc., 5.95%, 4/01/41	1,578,000	1,920,890
Wal-Mart Stores, Inc., 5.25%, 9/01/35	12,347,000	14,018,574

		$23,909,518
Supermarkets - 0.1%
The Kroger Co., 4%, 2/01/24	$8,000,000	$8,262,432

Supranational - 0.0%
Asian Development Bank, 1.125%, 3/15/17	$3,322,000	$3,345,377

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Telecommunications - Wireless - 0.3%
American Tower Trust I, REIT, 3.07%, 3/15/23 (n)	$5,960,000	$5,834,089
Crown Castle Towers LLC, 6.113%, 1/15/20 (n)	3,852,000	4,385,941
Crown Castle Towers LLC, 4.883%, 8/15/20 (n)	2,040,000	2,214,120
Rogers Communications, Inc., 6.8%, 8/15/18	8,529,000	9,738,310
SBA Tower Trust, 2.898%, 10/15/44 (n)	2,389,000	2,400,962

		$24,573,422
Tobacco - 0.2%
Altria Group, Inc., 2.85%, 8/09/22	$6,040,000	$5,805,714
B.A.T. International Finance PLC, 3.25%, 6/07/22 (n)	5,833,000	5,785,934
Reynolds American, Inc., 4.45%, 6/12/25	6,081,000	6,195,451

		$17,787,099
Transportation - Services - 0.1%
ERAC USA Finance Co., 7%, 10/15/37 (n)	$6,381,000	$7,799,815

U.S. Government Agencies and Equivalents - 0.2%
Aid-Egypt, 4.45%, 9/15/15	$9,559,000	$9,638,062
Small Business Administration, 4.35%, 7/01/23	405,631	427,367
Small Business Administration, 4.77%, 4/01/24	1,011,336	1,077,856
Small Business Administration, 5.18%, 5/01/24	1,747,537	1,885,007
Small Business Administration, 5.52%, 6/01/24	811,075	888,101
Small Business Administration, 4.99%, 9/01/24	1,643,985	1,773,593
Small Business Administration, 4.95%, 3/01/25	1,390,974	1,502,003

		$17,191,989
U.S. Treasury Obligations - 13.7%
U.S. Treasury Bonds, 8.5%, 2/15/20	$2,148,000	$2,816,565
U.S. Treasury Bonds, 6%, 2/15/26	1,524,000	2,047,041
U.S. Treasury Bonds, 6.75%, 8/15/26	926,000	1,320,996
U.S. Treasury Bonds, 5.25%, 2/15/29	5,294,000	6,908,257
U.S. Treasury Bonds, 5.375%, 2/15/31	4,690,000	6,304,753
U.S. Treasury Bonds, 4.5%, 2/15/36	26,962,000	33,900,509
U.S. Treasury Bonds, 5%, 5/15/37	2,452,000	3,285,871
U.S. Treasury Bonds, 4.5%, 8/15/39	129,528,000	162,122,555
U.S. Treasury Bonds, 2.875%, 5/15/43	24,507,900	23,355,269
U.S. Treasury Notes, 4.25%, 8/15/15	856,000	860,480
U.S. Treasury Notes, 0.375%, 2/15/16	66,024,700	66,107,231
U.S. Treasury Notes, 2.625%, 2/29/16	4,568,000	4,642,230
U.S. Treasury Notes, 0.875%, 12/31/16	204,051,000	205,246,535
U.S. Treasury Notes, 0.75%, 6/30/17	19,439,000	19,476,964
U.S. Treasury Notes, 4.75%, 8/15/17	2,870,000	3,115,968
U.S. Treasury Notes, 3.75%, 11/15/18	4,535,000	4,925,790
U.S. Treasury Notes, 3.125%, 5/15/19	52,370,000	55,884,498
U.S. Treasury Notes, 1%, 6/30/19	138,622,000	136,640,121
U.S. Treasury Notes, 3.5%, 5/15/20	55,133,000	59,961,438
U.S. Treasury Notes, 3.125%, 5/15/21	99,605,000	106,538,404
U.S. Treasury Notes, 2.5%, 8/15/23	56,647,000	57,868,423

		$963,329,898
Utilities - Electric Power - 0.7%
Berkshire Hathaway Energy Co., 3.75%, 11/15/23	$3,550,000	$3,633,233
Dominion Resources, Inc., 3.625%, 12/01/24	6,000,000	5,949,576
MidAmerican Funding LLC, 6.927%, 3/01/29	2,785,000	3,615,337
Oncor Electric Delivery Co., 7%, 9/01/22	4,555,000	5,603,939

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Utilities - Electric Power - continued
Pacific Gas & Electric Co., 4.6%, 6/15/43	$4,920,000	$4,955,581
PPL Capital Funding, Inc., 5%, 3/15/44	1,773,000	1,863,095
PPL Corp., 3.4%, 6/01/23	4,920,000	4,902,504
Progress Energy, Inc., 3.15%, 4/01/22	6,169,000	6,166,884
PSEG Power LLC, 5.32%, 9/15/16	5,099,000	5,339,199
Southern Co., 2.15%, 9/01/19	7,000,000	6,927,872
Waterford 3 Funding Corp., 8.09%, 1/02/17	2,458,662	2,458,504

		$51,415,724
Total Bonds		$2,774,573,146

Preferred Stocks - 0.2%
Pharmaceuticals - 0.1%
Allergan PLC	6,050	$6,307,609

Telephone Services - 0.1%
Telecom Italia S.p.A.	5,913,006	$6,035,081
Total Preferred Stocks		$12,342,690

Convertible Preferred Stocks - 0.1%
Aerospace - 0.0%
United Technologies Corp., 7.5%	27,887	$1,597,925

Telephone Services - 0.1%
Frontier Communications Corp., 11.13% (a)	40,300	$4,025,970
Total Convertible Preferred Stocks		$5,623,895

Money Market Funds - 3.7%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	257,462,045	$257,462,045

Collateral for Securities Loaned - 0.0%
JPMorgan Prime Money Market Fund, 0.11%, at Net Asset Value (j)	2,649,931	$2,649,931
Total Investments		$7,129,765,250

Other Assets, Less Liabilities - (1.6)%		(112,892,624)
Net Assets - 100.0%		$7,016,872,626

(a)	Non-income producing security.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $181,334,081, representing 2.6% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.786%, 12/28/40	3/01/06	$5,769,280	$3,575,199
BlackRock Capital Finance LP, 7.75%, 9/25/26	10/10/96	404,693	18,965
Cent LP, 2013-17A, “A1”, CLO, FRN, 1.578%, 1/30/25	9/26/14	5,758,229	5,762,490
Dryden Senior Loan Fund, 2013-26A, “A”, CLO, FRN, 1.375%, 7/15/25	9/26/14	7,340,639	7,357,502
ING Investment Management Ltd., 2013-2A, “A1”, CLO, FRN, 1.427%, 4/25/25	9/26/14	6,681,252	6,683,950
J.M. Smucker Co., 3.5%, 3/15/25	3/12/15	4,230,967	4,146,048
State Grid Overseas Investment (2014) Ltd., 2.75%, 5/07/19	4/28/14	5,290,492	5,382,818
Total Restricted Securities			$32,926,972
% of Net assets			0.5%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

6/30/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$4,095,080,128	$—	$—	$4,095,080,128
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	984,148,043	—	984,148,043
Non-U.S. Sovereign Debt	—	62,700,870	—	62,700,870
Municipal Bonds	—	32,547,188	—	32,547,188
U.S. Corporate Bonds	—	586,581,139	—	586,581,139
Residential Mortgage-Backed Securities	—	805,732,923	—	805,732,923
Commercial Mortgage-Backed Securities	—	100,130,476	—	100,130,476
Asset-Backed Securities (including CDOs)	—	32,221,552	—	32,221,552
Foreign Bonds	—	170,510,955	—	170,510,955
Mutual Funds	260,111,976	—	—	260,111,976
Total Investments	$4,355,192,104	$2,774,573,146	$—	$7,129,765,250

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $194,269,638 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$5,870,483,527
Gross unrealized appreciation	1,316,136,144
Gross unrealized depreciation	(56,854,421)
Net unrealized appreciation (depreciation)	$1,259,281,723

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	259,156,492	549,442,725	(551,137,172)	257,462,045

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$196,467	$257,462,045

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST V

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: August 14, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: August 14, 2015

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 14, 2015

*	Print name and title of each signing officer under his or her signature.